FAIR VALUE MEASUREMENT (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
FAIR VALUE MEASUREMENT
Bank time deposits (maturing within 3 months)		¥ 592,752
Total	¥ 52,909,220	45,495,986
Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	3,911,410	9,938,676
Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	11,064,516	946,096
Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	3,571,060
Long-term investments	138,485	134,120
Quoted prices in active markets for identical assets (Level 1)
FAIR VALUE MEASUREMENT
Total	107,549	153,779
Significant other observable inputs (Level 2)
FAIR VALUE MEASUREMENT
Bank time deposits (maturing within 3 months)		592,752
Total	49,585,218	39,342,283
Significant other observable inputs (Level 2) | Short-term time deposits
FAIR VALUE MEASUREMENT
Short-term investments	3,911,410	9,938,676
Significant other observable inputs (Level 2) | Long-term time deposits
FAIR VALUE MEASUREMENT
Long-term investments	11,064,516	946,096
Significant other observable inputs (Level 2) | Held-to-maturity debt investments
FAIR VALUE MEASUREMENT
Short-term investments	3,571,060
Long-term investments	138,485	134,120
Significant other unobservable inputs (Level 3)
FAIR VALUE MEASUREMENT
Total	3,125,448	5,873,544
Recurring | Equity investments without readily determinable fair value using NAV practical expedient
FAIR VALUE MEASUREMENT
Long-term investments	91,005	126,380
Recurring | Listed equity securities
FAIR VALUE MEASUREMENT
Short-term investments	70,415
Long-term investments	37,134	153,779
Recurring | Unlisted equity securities
FAIR VALUE MEASUREMENT
Long-term investments	84,672	246,007
Recurring | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	26,491,683	19,331,959
Long-term investments	938,000	6,012,346
Recurring | Derivative instruments
FAIR VALUE MEASUREMENT
Short-term investments		132,026
Recurring | Loan receivables under fair value option
FAIR VALUE MEASUREMENT
Long-term investments	3,883	68,190
Recurring | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	1,380,668
Long-term investments	5,126,289	7,813,655
Recurring | Quoted prices in active markets for identical assets (Level 1) | Listed equity securities
FAIR VALUE MEASUREMENT
Short-term investments	70,415
Long-term investments	37,134	153,779
Recurring | Significant other observable inputs (Level 2) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	23,492,290	17,042,313
Long-term investments	900,500	2,742,645
Recurring | Significant other observable inputs (Level 2) | Derivative instruments
FAIR VALUE MEASUREMENT
Short-term investments		132,026
Recurring | Significant other observable inputs (Level 2) | Available-for-sale debt investments
FAIR VALUE MEASUREMENT
Short-term investments	1,380,668
Long-term investments	5,126,289	7,813,655
Recurring | Significant other unobservable inputs (Level 3) | Unlisted equity securities
FAIR VALUE MEASUREMENT
Long-term investments	84,672	246,007
Recurring | Significant other unobservable inputs (Level 3) | Wealth management products
FAIR VALUE MEASUREMENT
Short-term investments	2,999,393	2,289,646
Long-term investments	37,500	3,269,701
Recurring | Significant other unobservable inputs (Level 3) | Loan receivables under fair value option
FAIR VALUE MEASUREMENT
Long-term investments	¥ 3,883	¥ 68,190